UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30,

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2009

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	February 28, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 9.3%
Diversified Consumer Services - 1.2%
25,400	Apollo Group Inc., Class A Shares *	$1,841,500
24,040	Brink’s Home Security Holdings Inc. *	504,119
16,750	ITT Educational Services Inc. *	1,901,125

	Total Diversified Consumer Services	4,246,744

Hotels, Restaurants & Leisure - 2.1%
48,090	Burger King Holdings Inc.	1,033,454
15,900	Darden Restaurants Inc.	431,526
67,830	McDonald’s Corp.	3,544,118
78,000	Yum! Brands Inc.	2,049,840

	Total Hotels, Restaurants & Leisure	7,058,938

Household Durables - 0.5%
96,500	D.R. Horton Inc.	815,425
93,100	Pulte Homes Inc.	854,658

	Total Household Durables	1,670,083

Media - 1.6%
61,290	Comcast Corp., Class A Shares	800,447
95,400	DISH Network Corp. *	1,073,250
64,520	Liberty Media Corp. - Entertainment, Series A *	1,117,486
104,700	News Corp., Class A Shares	582,132
132,140	Time Warner Inc.	1,008,228
60,950	Walt Disney Co.	1,022,132

	Total Media	5,603,675

Multiline Retail - 0.8%
56,850	Dollar Tree Inc. *	2,206,917
19,600	Family Dollar Stores Inc.	537,824

	Total Multiline Retail	2,744,741

Specialty Retail - 2.5%
40,650	Advance Auto Parts Inc.	1,554,863
12,590	AutoZone Inc. *	1,790,676
92,460	Home Depot Inc.	1,931,489
94,900	Lowe’s Cos. Inc.	1,503,216
58,670	Ross Stores Inc.	1,731,938

	Total Specialty Retail	8,512,182

Textiles, Apparel & Luxury Goods - 0.6%
20,700	NIKE Inc., Class B Shares	859,671
32,625	Polo Ralph Lauren Corp.	1,124,584

	Total Textiles, Apparel & Luxury Goods	1,984,255

	TOTAL CONSUMER DISCRETIONARY	31,820,618

CONSUMER STAPLES - 12.3%
Beverages - 1.5%
76,090	Coca-Cola Co.	3,108,276
41,840	PepsiCo Inc.	2,014,178

	Total Beverages	5,122,454

Food & Staples Retailing - 4.1%
72,180	BJ’s Wholesale Club Inc. *	2,156,738
69,990	CVS Corp.	1,801,543
37,510	Safeway Inc.	693,935
13,900	SUPERVALU Inc.	216,979
72,200	Sysco Corp.	1,552,300
138,190	Wal-Mart Stores Inc.	6,804,476
29,370	Walgreen Co.	700,768

	Total Food & Staples Retailing	13,926,739

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
Food Products - 2.1%
37,660	Archer-Daniels-Midland Co.	$1,004,015
34,875	Dean Foods Co. *	713,194
50,590	Hershey Co.	1,704,377
49,040	J.M. Smucker Co.	1,820,365
39,010	Kraft Foods Inc., Class A Shares	888,648
17,100	Ralcorp Holdings Inc. *	1,036,260

	Total Food Products	7,166,859

Household Products - 2.5%
30,800	Colgate-Palmolive Co.	1,853,544
137,180	Procter & Gamble Co.	6,607,961

	Total Household Products	8,461,505

Personal Products - 0.1%
18,800	Alberto-Culver Co.	416,232

Tobacco - 2.0%
157,920	Altria Group Inc.	2,438,285
134,560	Philip Morris International Inc.	4,503,723

	Total Tobacco	6,942,008

	TOTAL CONSUMER STAPLES	42,035,797

ENERGY - 14.2%
Energy Equipment & Services - 1.5%
21,525	Diamond Offshore Drilling Inc.	1,348,326
51,140	ENSCO International Inc.	1,257,021
68,530	Oil States International Inc. *	912,820
13,600	Pride International Inc. *	234,464
33,890	Schlumberger Ltd.	1,289,853

	Total Energy Equipment & Services	5,042,484

Oil, Gas & Consumable Fuels - 12.7%
26,090	Anadarko Petroleum Corp.	911,845
21,740	Apache Corp.	1,284,617
34,450	Canadian Natural Resources Ltd.	1,111,701
115,740	Chevron Corp.	7,026,575
90,500	ConocoPhillips	3,380,175
25,890	Devon Energy Corp.	1,130,616
78,600	El Paso Corp.	530,550
34,650	Enerplus Resources Fund, Series G	583,160
17,920	EOG Resources Inc.	896,717
260,910	Exxon Mobil Corp.	17,715,789
27,380	Hess Corp.	1,497,412
43,000	Marathon Oil Corp.	1,000,610
55,300	Occidental Petroleum Corp.	2,868,411
89,250	Penn West Energy Trust	788,078
137,500	Valero Energy Corp.	2,664,750

	Total Oil, Gas & Consumable Fuels	43,391,006

	TOTAL ENERGY	48,433,490

FINANCIALS - 7.6%
Capital Markets - 1.5%
33,890	Bank of New York Mellon Corp.	751,341
12,530	Goldman Sachs Group Inc.	1,141,232
44,200	Morgan Stanley	863,668
161,285	Raymond James Financial Inc.	2,251,539

	Total Capital Markets	5,007,780

Commercial Banks - 0.6%
41,840	U.S. Bancorp	598,730

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
Commercial Banks - 0.6% (continued)
138,400	Wells Fargo & Co.	$1,674,640

	Total Commercial Banks	2,273,370

Diversified Financial Services - 1.7%
179,950	Bank of America Corp.	710,802
188,680	JPMorgan Chase & Co.	4,311,338
102,830	Principal Financial Group Inc.	821,612

	Total Diversified Financial Services	5,843,752

Insurance - 2.1%
30,850	AFLAC Inc.	517,046
5,900	Aon Corp.	225,616
24,650	Arch Capital Group Ltd. *	1,331,100
32,830	Chubb Corp.	1,281,683
1,090	Fairfax Financial Holdings Ltd.	268,140
27,150	Fidelity National Financial Inc., Class A Shares	449,876
72,840	Prudential Financial Inc.	1,195,304
39,460	Travelers Cos. Inc.	1,426,479
48,770	Unum Group	496,479

	Total Insurance	7,191,723

Real Estate Investment Trusts (REITs) - 0.5%
49,300	Liberty Property Trust	900,711
14,600	Public Storage Inc.	810,008

	Total Real Estate Investment Trusts (REITs)	1,710,719

Real Estate Management & Development - 0.6%
47,000	Brookfield Asset Management Inc., Class A Shares	629,330
267,000	Brookfield Properties Corp.	1,321,650

	Total Real Estate Management & Development	1,950,980

Thrifts & Mortgage Finance - 0.6%
200,380	Hudson City Bancorp Inc.	2,077,941

	TOTAL FINANCIALS	26,056,265

HEALTH CARE - 18.7%
Biotechnology - 3.5%
67,030	Amgen Inc. *	3,279,778
47,400	Biogen Idec Inc. *	2,182,296
38,220	Cephalon Inc. *	2,506,850
18,600	Genentech Inc. *	1,591,230
54,420	Gilead Sciences Inc. *	2,438,016

	Total Biotechnology	11,998,170

Health Care Equipment & Supplies - 2.8%
37,130	Baxter International Inc.	1,890,288
14,600	Becton, Dickinson & Co.	903,594
28,200	C.R. Bard Inc.	2,263,332
30,100	Covidien Ltd.	953,267
8,200	Edwards Lifesciences Corp. *	456,002
29,560	Medtronic Inc.	874,680
37,266	St. Jude Medical Inc. *	1,235,741
35,380	Varian Medical Systems Inc. *	1,079,444

	Total Health Care Equipment & Supplies	9,656,348

Health Care Providers & Services - 2.8%
5,300	AmerisourceBergen Corp.	168,328
156,948	CIGNA Corp.	2,473,501
70,450	Express Scripts Inc. *	3,543,635
3,775	Humana Inc. *	89,354
44,600	McKesson Corp.	1,829,492
17,000	Medco Health Solutions Inc. *	689,860

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
Health Care Providers & Services - 2.8% (continued)
36,340	UnitedHealth Group Inc.	$714,081

	Total Health Care Providers & Services	9,508,251

Life Sciences Tools & Services - 0.6%
71,568	Life Technologies Corp. *	2,086,207

Pharmaceuticals - 9.0%
60,300	Abbott Laboratories	2,854,602
118,260	Bristol-Myers Squibb Co.	2,177,167
61,380	Eli Lilly & Co.	1,803,344
146,730	Endo Pharmaceuticals Holdings Inc. *	2,784,935
32,300	Forest Laboratories Inc. *	692,512
102,980	Johnson & Johnson	5,149,000
253,170	King Pharmaceuticals Inc. *	1,858,268
75,230	Merck & Co. Inc.	1,820,566
372,750	Pfizer Inc.	4,588,553
99,600	Schering-Plough Corp.	1,732,044
121,320	Watson Pharmaceuticals Inc. *	3,429,716
38,570	Wyeth	1,574,427

	Total Pharmaceuticals	30,465,134

	TOTAL HEALTH CARE	63,714,110

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
22,450	Boeing Co.	705,828
25,830	General Dynamics Corp.	1,131,871
23,230	Honeywell International Inc.	623,261
19,210	Lockheed Martin Corp.	1,212,343
27,390	Raytheon Co.	1,094,778

	Total Aerospace & Defense	4,768,081

Air Freight & Logistics - 0.2%
15,640	United Parcel Service Inc., Class B Shares	644,055

Airlines - 0.4%
260,380	Delta Air Lines Inc. *	1,309,711

Commercial Services & Supplies - 0.3%
27,440	Brink’s Co.	654,993
25,069	Republic Services Inc.	498,873

	Total Commercial Services & Supplies	1,153,866

Construction & Engineering - 2.1%
102,120	Fluor Corp.	3,395,490
42,800	Foster Wheeler AG *	643,712
77,100	KBR Inc.	971,460
65,000	Shaw Group Inc. *	1,517,100
23,700	URS Corp. *	732,804

	Total Construction & Engineering	7,260,566

Electrical Equipment - 0.2%
25,330	Emerson Electric Co.	677,578

Industrial Conglomerates - 1.5%
37,650	3M Co.	1,711,569
235,870	General Electric Co.	2,007,254
31,400	United Technologies Corp.	1,282,062

	Total Industrial Conglomerates	5,000,885

Machinery - 0.7%
100,600	Joy Global Inc.	1,756,476
25,500	Navistar International Corp. *	719,100

	Total Machinery	2,475,576

Road & Rail - 0.9%
16,830	Burlington Northern Santa Fe Corp.	989,099

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
Road & Rail - 0.9% (continued)
22,360	Norfolk Southern Corp.	$709,259
31,450	Union Pacific Corp.	1,180,004

	Total Road & Rail	2,878,362

	TOTAL INDUSTRIALS	26,168,680

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.8%
298,920	Cisco Systems Inc. *	4,355,264
50,390	QUALCOMM Inc.	1,684,538

	Total Communications Equipment	6,039,802

Computers & Peripherals - 5.8%
38,220	Apple Inc. *	3,413,428
121,600	Dell Inc. *	1,037,248
187,270	Hewlett-Packard Co.	5,436,448
87,220	International Business Machines Corp.	8,026,857
118,540	NCR Corp. *	938,837
186,000	Sun Microsystems Inc. *	870,480

	Total Computers & Peripherals	19,723,298

Electronic Equipment, Instruments & Components - 0.2%
45,000	Agilent Technologies Inc. *	624,150

Internet Software & Services - 0.8%
7,700	Google Inc., Class A Shares *	2,602,523

IT Services - 2.1%
40,580	Accenture Ltd., Class A Shares	1,184,530
36,480	Affiliated Computer Services Inc., Class A Shares *	1,701,062
29,800	Automatic Data Processing Inc.	1,017,670
59,560	Computer Sciences Corp. *	2,069,115
45,300	Global Payments Inc.	1,389,804

	Total IT Services	7,362,181

Semiconductors & Semiconductor Equipment - 1.4%
128,000	Altera Corp.	1,962,240
178,520	Intel Corp.	2,274,345
12,470	Texas Instruments Inc.	178,944
25,456	Xilinx Inc.	450,062

	Total Semiconductors & Semiconductor Equipment	4,865,591

Software - 4.9%
41,950	McAfee Inc. *	1,172,503
453,870	Microsoft Corp.	7,330,001
252,410	Oracle Corp. *	3,922,451
120,200	Symantec Corp. *	1,662,366
101,700	Synopsys Inc. *	1,894,671
31,300	VMware Inc., Class A Shares *	649,788

	Total Software	16,631,780

	TOTAL INFORMATION TECHNOLOGY	57,849,325

MATERIALS - 3.1%
Chemicals - 2.2%
17,800	CF Industries Holdings Inc.	1,145,074
27,680	E.I. du Pont de Nemours & Co.	519,277
40,670	Monsanto Co.	3,101,901
18,464	Potash Corporation of Saskatchewan Inc.	1,550,422
37,380	Terra Industries Inc.	964,030

	Total Chemicals	7,280,704

Containers & Packaging - 0.3%
54,210	Crown Holdings Inc. *	1,142,747

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
Metals & Mining - 0.6%
56,470	Cliffs Natural Resources Inc.	$871,332
71,300	Kinross Gold Corp.	1,125,114

	Total Metals & Mining	1,996,446

	TOTAL MATERIALS	10,419,897

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
251,560	AT&T Inc.	5,979,581
48,900	CenturyTel Inc.	1,287,537
36,090	Embarq Corp.	1,262,067
171,560	Verizon Communications Inc.	4,894,607

	TOTAL TELECOMMUNICATION SERVICES	13,423,792

UTILITIES - 4.3%
Electric Utilities - 2.7%
93,980	American Electric Power Co. Inc.	2,636,139
75,476	Duke Energy Corp.	1,016,661
70,060	Edison International	1,907,033
13,570	Exelon Corp.	640,776
18,200	FirstEnergy Corp.	774,592
23,900	FPL Group Inc.	1,083,387
36,200	Pinnacle West Capital Corp.	950,612

	Total Electric Utilities	9,009,200

Multi-Utilities - 1.6%
35,200	Dominion Resources Inc.	1,062,336
21,900	NSTAR	704,523
65,400	PG&E Corp.	2,499,588
7,800	Sempra Energy	324,246
43,500	Vectren Corp.	907,410

	Total Multi-Utilities	5,498,103

	TOTAL UTILITIES	14,507,303

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $451,253,788)	334,429,277

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
$4,644,000	State Street Bank & Trust Co., dated 02/27/09, 0.010% due 3/2/09; Proceeds due at maturity - $4,644,004; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/27/09; Market value - $4,739,550) (Cost - $4,644,000)	4,644,000

	TOTAL INVESTMENTS - 99.4% (Cost - $455,897,788#)	339,073,277
	Other Assets in Excess of Liabilities - 0.6%	1,906,922

	TOTAL NET ASSETS - 100.0%	$340,980,199

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$339,073,277	$334,429,277	$4,644,000	—

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,327,266
Gross unrealized depreciation	(120,151,777)

Net unrealized depreciation	$(116,824,511)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 27, 2009